NUCLEAR PLANT (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Nuclear Decommissioning Trusts Investments [Abstract]
Schedule Of Nuclear Decommissioning Trusts Investments
NUCLEAR DECOMMISSIONING TRUSTS
(Dollars in millions)
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
At December 31, 2013:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies(1)	$116	$3	$(2)	$117
Municipal bonds(2)	110	2	(1)	111
Other securities(3)	155	3	(5)	153
Total debt securities	381	8	(8)	381
Equity securities	207	409	(2)	614
Cash and cash equivalents	39	―	―	39
Total	$627	$417	$(10)	$1,034
At December 31, 2012:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	$147	$9	$ ―	$156
Municipal bonds	57	6	―	63
Other securities	121	10	(1)	130
Total debt securities	325	25	(1)	349
Equity securities	249	292	(2)	539
Cash and cash equivalents	20	―	―	20
Total	$594	$317	$(3)	$908
(1) Maturity dates are 2014-2056.
(2) Maturity dates are 2014-2062.
(3) Maturity dates are 2014-2111.

Schedule Of Sales Of Securities By Nuclear Decommissioning Trusts [Abstract]
Schedule Of Sales Of Securities By Nuclear Decommissioning Trusts
SALES OF SECURITIES
(Dollars in millions)
	Years ended December 31,
	2013	2012	2011
Proceeds from sales(1)	$685	$723	$715
Gross realized gains	26	21	75
Gross realized losses	(18)	(13)	(52)
(1)	Excludes securities that are held to maturity.